Intangible Assets, Net (Schedule of expected amortization in future periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2024	$ 1,806
2025	2,594
2026	2,252
2027	1,916
2028	1,856
2029 and thereafter	5,977
Total expected amortization	$ 16,401	$ 8,208